Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
OPERATING ACTIVITIES
Net income	$ 370.6	$ 227.3
Non-cash and non-operating items:
Depreciation expense	234.1	177.3
Income tax expense	135.1	101.6
Foreign exchange loss on long-term debt	9.9	69.8
Interest expense and transaction costs	78.5	65.0
Other	9.6	6.7
Cash flows generated from operations before changes in working capital	837.8	647.7
Changes in working capital:
Increase in trade and other receivables	(17.1)	(50.2)
Increase in inventories	(225.6)	(178.2)
Increase in other assets	(18.7)	(29.2)
Increase in trade payables and accruals	84.5	180.7
Increase in other financial liabilities	2.3	10.5
Increase in provisions	16.1	39.6
Increase in other liabilities	10.8	9.6
Cash flows generated from operations	690.1	630.5
Income taxes paid, net of refunds	(134.6)	(69.3)
Net cash flows generated from operating activities	555.5	561.2
INVESTING ACTIVITIES
Business combinations, net of acquired cash	(113.2)	(173.0)
Additions to property, plant and equipment	(280.7)	(278.1)
Additions to intangible assets	(50.0)	(20.5)
Other	0.6	1.1
Net cash flows used in investing activities	(443.3)	(470.5)
FINANCING ACTIVITIES
Issuance of long-term debt	457.3	146.6
Long-term debt amendment fees	(6.5)	(8.9)
Repayment of long-term debt	(19.0)	(16.8)
Repayment of lease liabilities	(30.5)
Interest paid	(75.5)	(52.9)
Issuance of subordinate voting shares	12.0	6.2
Repurchase of subordinate voting shares	(447.5)	(248.6)
Repurchase of stock options	(28.0)
Dividends paid	(37.2)	(35.3)
Other	(2.8)	(3.5)
Net cash flows used in financing activities	(177.7)	(213.2)
Effect of exchange rate changes on cash	8.0	(3.5)
Net decrease in cash	(57.5)	(126.0)
Cash at the beginning of year	100.0	226.0
Cash at the end of year	$ 42.5	$ 100.0